Loans and Advances to Customers - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 111	£ 125
No later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	28	31
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	26	27
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	18	22
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	14	13
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	7	11
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 18	£ 21